INVESTMENTS - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments In Argentine Pesos
Disclosure of detailed information about investment property [line items]
Accrued interest annual nominal rate	28.63%	30.99%
- Short-term investments in foreign currency
Disclosure of detailed information about investment property [line items]
Accrued interest annual nominal rate	0.24%	0.19%